FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Deposits from banks	£ 31,465	£ 28,179
Liabilities in respect of securities sold under repurchase agreements	14,996	11,048
Segment customer deposits	460,068	421,320
Financial assets at fair value through profit or loss, classified as held for trading, category
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	12,608	8,324
Fair value | Deposits from banks: | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Liabilities in respect of securities sold under repurchase agreements	18,874	17,545
Fair value | Customer deposits | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Liabilities in respect of securities sold under repurchase agreements	8,087	9,221
Net amount recognised in the balance sheet | Deposits from banks:
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Deposits from banks	31,465	28,179
Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Segment customer deposits	460,068	421,320
Repos included in above amounts: | Net amount recognised in the balance sheet | Deposits from banks:
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Deposits from banks	18,767	18,105
Repos included in above amounts: | Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Collateral Pledged as Security [Line Items]
Segment customer deposits	£ 9,417	£ 9,530